Revenue Recognition	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Revenue
Sales of hardware and accessories include revenue from freight, which is recognized at a point in time. Services include enhanced warranty, training revenue, as well as revenue from kindergarten and student care services, which are recognized over time. Revenue from SaaS and revenue from future software upgrade rights are also recognized over time.
The following table presents the Company’s revenue disaggregated based on the revenue source and the timing of revenue recognition:

	Year Ended December 31,
	2023	2022	2021
Revenue from hardware and accessories	$394,666	$573,409	$440,984
Revenue from services	10,799	7,305	5,602
Revenue from SaaS	5,379	3,816	1,607
Revenue from software upgrade rights	2,720	154	—
Total revenue	$413,564	$584,684	$448,193
Revenue disaggregation
The following table presents the Company’s revenue disaggregated based on geographic location of customers:

	Year Ended December 31,
	2023	2022	2021
United States	$292,583	$417,476	$296,601
Rest of World	120,981	167,208	151,592
Total revenue	$413,564	$584,684	$448,193
Included in the rest of world, is the country where the revenue during the periods presented exceeded 10% or more of the total revenue in the Company's consolidated statements of operations:

	Year Ended December 31,
	2023	2022	2021
Germany	$46,152	$—	$—
Contract liabilities

	December 31,
	2023	2022
Deferred revenue: enhanced warranties	$21,057	$19,264
Deferred revenue: other services	14,814	8,576
Total contract liabilities	$35,871	$27,840
The contract liabilities listed above represent deferred revenue associated with sales of enhanced warranties and other services such as training revenue and future unspecified software upgrade rights, as well as deferred revenue associated with kindergarten and student care services. The deferred revenue amounts included as contract liabilities represent the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially satisfied). These performance obligations are expected to be satisfied as follows:

	Enhanced warranties	Other services
2024	$3,321	$10,789
2025	5,012	2,673
2026	5,853	798
2027	4,127	394
2028	1,956	160
Thereafter	788	—
Total contract liabilities	$21,057	$14,814
During the years ended December 31, 2023, 2022, and 2021, the Company recognized $10,148, $6,127, and $3,978, respectively, in revenue that was included in deferred revenue contract liabilities as of January 1, 2023, 2022, and 2021, respectively.
The Company did not have any contract assets as of or for the years ended December 31, 2023 and 2022.